Operating Leases - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Operating lease cost	$ 944,333	$ 585,683	$ 212,480
Short-term lease costs
Total lease cost	944,333	585,683	212,480
Operating cash flow from operating leases	$ 924,082	$ 525,993	$ 240,000
Weighted-average remaining lease term	4 years 4 months 2 days	4 years 8 months 26 days	4 years
Weighted-average discount rate	3.68%	4.75%	3.50%
Operating lease right-of-use assets	$ 3,787,265	$ 2,175,456
Total lease right-of-use assets	3,787,265	2,175,456
Operating lease liabilities, current	921,524	486,121
Operating lease liabilities, non-current	2,860,197	1,738,371
Total operating lease liabilities	$ 3,781,721	$ 2,224,492